Note 10 - Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Text Block [Abstract]
Deposits [Table Text Block]
	2012	2011

Checking accounts, including noninterest bearing deposits of $22,570 and $25,538 in 2012 and 2011, respectively	$131,826	$137,078
Money market accounts	40,818	42,033
Savings accounts	30,664	27,904
Certificates of deposit	251,743	291,566

Total	$455,051	$498,581

Schedule of Maturities of Certificates of Deposit [Table Text Block]
Years Ending December 31

2013	$134,893
2014	49,820
2015	30,826
2016	13,293
2017	11,340
2018 and thereafter	11,571

Total	$251,743

Interest Expense on Deposits [Table Text Block]
	Year Ended December 31
	2012	2011

Interest bearing checking accounts	$266	$231
Money market accounts	124	133
Savings and certificate accounts	3,988	6,044
Early withdrawal penalties	(56)	(57)

Total	$4,322	$6,351